Other income	12 Months Ended
Dec. 31, 2023
Other income
Other income

18. Other Income

	2023	2022	2021

	(€ in thousands)
Net gain on divestment of intellectual property	2,931	—	—
Grant income	75	699	1,012
Other income	5	66	31
	3,011	765	1,043

In 2023, ProQR completed the divestment of its late-stage ophthalmic intellectual property assets, sepofarsen and ultevursen, to Théa. Under the terms of the agreement, ProQR received an initial payment of € 8,000,000. The Company incurred costs directly associated to the transaction amounting to € 5,069,000. The net gain on the divestment amounting to € 2,931,000 was recognized in other income. Costs directly associated to the transaction include the partial repayment of grant income received from Foundation Fighting Blindness (“FFB”) for the development of ultevursen (€ 1,117,000), financial advisory fees (€ 2,715,000), incentive payments (€ 913,000), assignment and success fees (€ 260,000), and other costs (€ 64,000).

On February 9, 2018, the Company entered into a partnership agreement with FFB, under which FFB agreed to provide funding of $ 7,500,000 for the preclinical and clinical development of ultevursen for Usher syndrome type 2A targeting mutations in exon 13. FFB grant income amounted to € nil in 2023 compared to € 594,000 in 2022 and € 977,000 in 2021. Grant income in 2023, 2022 and 2021 further includes income from grants received from various institutions.